Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	20.13%	3.99%	5.14%	(9.43%)	2.90%	4.71%	7.22%	(3.18%)	5.11%	8.17%

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.